Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		9 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total Revenues		¥ 580,956	¥ 582,340	¥ 1,665,694	¥ 1,717,785
Income before Income Taxes		75,407	121,829	209,581	350,458
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		453,651	456,958	1,323,978	1,346,578
Income before Income Taxes		40,474	77,642	136,934	218,366
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	55,776	52,623	147,647	154,143
Income before Income Taxes	[1]	21,675	19,471	41,401	65,204
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	71,529	72,759	194,069	217,064
Income before Income Taxes	[2]	¥ 13,258	¥ 24,716	¥ 31,246	¥ 66,888

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East